Federal Home Loan Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Borrowings [Abstract]
Summary of contractual maturities of FHLB borrowings

December 31, 2013	$90,832
December 31, 2014	95,267
December 31, 2015	99,919
December 31, 2016	104,800
December 31, 2017	109,918
Thereafter	3,105,675

$3,606,411